LEASES (Schedule of Amounts of Recognized in Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Line Items [Line Items]
Interest on lease liabilities | ¥		¥ 60
Depreciation charge of right-of-use assets (Note 11) | ¥		1,187
Expense relating to short-term leases (included in selling and distribution expenses and administrative expenses) (Note 11) | ¥		46
Total amount recognized in profit or loss | ¥		¥ 1,293
USD [Member]
Statement Line Items [Line Items]
Interest on lease liabilities | $	$ 9
Depreciation charge of right-of-use assets (Note 11) | $	171
Expense relating to short-term leases (included in selling and distribution expenses and administrative expenses) (Note 11) | $	7
Total amount recognized in profit or loss | $	$ 187